Stock-based compensation (Details 1) (CAD) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011 Y
Stock options outstanding and exercisable
Options outstanding, Number of options	6,915,323
Options outstanding, Weighted average years to expiration	4.6
Options outstanding, Weighted average exercise price	53.42
Options outstanding, Aggregate intrinsic value (millions)	112
Options exercisable, Number of options	4,265,273
Options exercisable, Weighted average exercise price	50.43
Options outstanding, Aggregate intrinsic value (millions)	81
Range of exercise prices from $30.50 to $40.47
Stock options outstanding and exercisable
Range of option exercise prices, minimum	27.62
Range of option exercise prices, maximum	40.47
Options outstanding, Number of options	1,743,998
Options outstanding, Weighted average years to expiration	3.5
Options outstanding, Weighted average exercise price	33.66
Options outstanding, Aggregate intrinsic value (millions)	62
Options exercisable, Number of options	1,396,948
Options exercisable, Weighted average exercise price	33.00
Options outstanding, Aggregate intrinsic value (millions)	50
Range of exercise prices from $42.05 to $60.69
Stock options outstanding and exercisable
Range of option exercise prices, minimum	42.05
Range of option exercise prices, maximum	60.69
Options outstanding, Number of options	2,244,775
Options outstanding, Weighted average years to expiration	5.2
Options outstanding, Weighted average exercise price	51.19
Options outstanding, Aggregate intrinsic value (millions)	40
Options exercisable, Number of options	1,431,675
Options exercisable, Weighted average exercise price	50.68
Options outstanding, Aggregate intrinsic value (millions)	26
Range of exercise prices from $62.56 to $72.58
Stock options outstanding and exercisable
Range of option exercise prices, minimum	62.56
Range of option exercise prices, maximum	74.89
Options outstanding, Number of options	2,926,550
Options outstanding, Weighted average years to expiration	4.9
Options outstanding, Weighted average exercise price	66.82
Options outstanding, Aggregate intrinsic value (millions)	10
Options exercisable, Number of options	1,436,650
Options exercisable, Weighted average exercise price	67.15
Options outstanding, Aggregate intrinsic value (millions)	5